Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 186,042,785.60
Total Fee Amount	25,692.51
Total Offset Amount	0.00
Net Fee	$ 25,692.51
Offering Table N/A
Offset Table N/A	N/A